Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000151115 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151115 | Jerrold Finco
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151115 | Maxam Prill
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151115 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151115 | Iliad Holding
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | Gruenenthal
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | IMA Industria Macchine Automatiche
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151115 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | Cirsa Finance International
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | IPD 3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151115 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000151115 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000151115 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000151115 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000151115 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000151115 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000151115 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000151115 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000151116 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000151116 | Jerrold Finco
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151116 | Maxam Prill
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151116 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000151116 | Iliad Holding
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | Gruenenthal
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | IMA Industria Macchine Automatiche
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000151116 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | Cirsa Finance International
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | IPD 3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151116 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000151116 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000151116 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000151116 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000151116 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000151116 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000151116 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000151116 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159133 | Petroleos Mexicanos
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159133 | Jerrold Finco
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159133 | Maxam Prill
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159133 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159133 | Iliad Holding
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | Gruenenthal
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | IMA Industria Macchine Automatiche
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159133 | CSC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | Cirsa Finance International
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | IPD 3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159133 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	88.20%
C000159133 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000159133 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159133 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000159133 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000159133 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000159133 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159133 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.20%